ORGANIZATION, CONSOLIDATION AND PRESENTATION OF FINANCIAL STATEMENTS - Additional Information (Detail) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2011 Baidu Netcom CNY	Dec. 31, 2011 Beijing Perusal CNY	Dec. 31, 2011 Beijing Perusal License Agreements Excluding Software License Agreement	Dec. 31, 2011 BaiduPay CNY	Dec. 31, 2011 BaiduPay License Agreements Excluding Software License Agreement	Dec. 31, 2011 Baidu HR CNY
Variable Interest Entity [Line Items]
Interest-free loans provided by a subsidiary of the entity to the shareholders of its variable interest entities			100	1		9		50
Agreements, automatic extension period					1 year		1 year
Term of License Agreements excluding software license agreement					5 years		5 years
Equity pledge agreement expiration period			2 years	2 years		2 years		2 years
Net assets of VIEs (in which the Company has no legal ownership)	$ 56.00	352.46
Exchange rate used for conversion of financial statements from RMB to US dollar	6.2939	6.2939